STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.8%
Australia - .8%
Insurance Australia Group	632,849	[a]	2,330,936
China - 1.6%
Ping An Insurance Group Company of China, Cl. H	403,500	[a]	4,759,095
France - 3.8%
Sanofi	79,209	[a]	7,441,973
Total	83,267		3,515,212
			10,957,185
Germany - 4.3%
Bayer	112,832	[a]	6,836,071
Continental	40,520	[a]	5,695,901
			12,531,972
Hong Kong - 1.3%
Link REIT	435,500		3,838,587
India - 3.2%
Infosys, ADR	551,010		9,301,049
Japan - 1.9%
KDDI	183,600		5,406,360
Netherlands - 1.1%
Royal Dutch Shell, Cl. A	165,269		3,048,414
New Zealand - .1%
Spark New Zealand	42,435	[a]	146,021
South Korea - 1.1%
Macquarie Korea Infrastructure Fund	330,176		3,171,511
Spain - 2.3%
Industria de Diseno Textil	222,925		6,613,973
Sweden - 3.7%
Hennes & Mauritz, Cl. B	232,079		4,943,422
Svenska Handelsbanken, Cl. A	575,521	[a]	5,766,454
			10,709,876
Switzerland - 13.2%
Cie Financiere Richemont, CI. A	90,250	[a]	8,385,538
Nestle	49,140	[a]	5,504,987
Novartis	90,329		8,170,723
Roche Holding	20,688	[a]	7,130,791
Zurich Insurance Group	23,463	[a]	9,341,114
			38,533,153
United Kingdom - 15.2%
BAE Systems	959,500	[a]	6,068,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 92.8% (continued)
United Kingdom - 15.2% (continued)
British American Tobacco		177,478		6,459,445
British American Tobacco, ADR		62,176	[b]	2,272,533
Ferguson		27,866		3,242,119
Informa		1,114,716	[a]	7,619,696
RELX		247,214	[a]	6,132,171
Taylor Wimpey		1,394,974	[a]	2,792,326
Unilever		166,621	[a]	9,711,906
				44,298,886
United States - 39.2%
Brixmor Property Group		119,030	[c]	2,015,178
Cisco Systems		311,860		13,902,719
Citigroup		89,514		5,190,917
CME Group		26,844		4,878,629
CMS Energy		81,825		4,654,206
Emerson Electric		83,990		6,664,606
Eversource Energy		71,624		6,267,100
Gilead Sciences		34,685		2,275,336
Merck & Co.		95,772		7,381,148
Paychex		60,562		5,288,274
PepsiCo		70,729		9,659,459
Philip Morris International		53,277		4,243,514
Principal Financial Group		99,750		4,914,682
Qualcomm		72,606		11,346,866
Tapestry		95,702	[a]	3,026,097
Texas Instruments		37,594		6,228,950
The Goldman Sachs Group		15,847		4,297,231
The Procter & Gamble Company		50,855		6,520,120
The Western Union Company		114,451		2,548,824
Verizon Communications		52,401		2,868,955
				114,172,811
Total Common Stocks (cost $200,912,886)				269,819,829
	Preferred Dividend Yield (%)
Preferred Stocks - 4.1%
South Korea - 4.1%
Samsung Electronics (cost $5,783,653)	4.00	183,360		11,945,011
	Maturity Date	Number of Warrants
Warrants - .0%
Switzerland - .0%
Cie Financiere Richemont (cost $0)	11/22/2023	188,850		61,484

	1-Day Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,239,609)	0.08	6,239,609	[d]	6,239,609

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,369,829)	0.04	2,369,829	[d]	2,369,829
Total Investments (cost $215,305,977)		99.8%		290,435,762
Cash and Receivables (Net)		.2%		468,347
Net Assets		100.0%		290,904,109

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $2,249,799 and the value of the collateral was $2,369,829.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	125,746,393	144,073,436	††	-	269,819,829
Equity Securities - Preferred Stocks	-	11,945,011	††	-	11,945,011
Investment Companies	8,609,438	-		-	8,609,438
Warrants	61,484	-		-	61,484
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,672		-	2,672
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(491)		-	(491)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWRAD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Equity Income Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.
United States Dollar	29,417	New Zealand Dollar	41,069	2/2/2021	(95)
Citigroup
Australian Dollar	518,055	United States Dollar	393,732	2/1/2021	2,198
State Street Bank and Trust Company
United States Dollar	6,048	New Zealand Dollar	8,504	2/2/2021	(63)
United States Dollar	356,161	Swiss Franc	316,807	2/1/2021	474
UBS Securities
United States Dollar	1,115,674	Swedish Krona	9,325,410	2/1/2021	(333)
Gross Unrealized Appreciation					2,672
Gross Unrealized Depreciation					(491)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $75,129,785, consisting of $80,782,280 gross unrealized appreciation and $5,652,495 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.